Note 8 (Tables)	6 Months Ended
Jun. 30, 2026
Cash Cash balances at central banks and other demand deposits [Abstract]
Cash Cash Balances At Central Banks And Other Demand Deposits [Table Text Block]
The breakdown of the balance under the heading “Cash, cash balances at central banks and other demand deposits” in the condensed consolidated balance sheets is as follows:

CASH, CASH BALANCES AT CENTRAL BANKS AND OTHER DEMAND DEPOSITS (MILLIONS OF EUROS)

	June 2026	December 2025
Cash on hand	6,917	8,050
Cash balances at central banks	47,001	42,856
Other demand deposits	10,098	7,931
Total	64,016	58,837